Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [line items]
Employer contributions	$ 449	$ 581
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(205)
Excess (deficit) of fair value of assets over benefit obligation at end of year	679	(120)
Effect of asset limitation and minimum funding requirement	(176)	(85)
End of year	503	(205)
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	9,584	10,349
Current service cost	281	339
Net interest expense (income)	335	269
Employee contributions	25	24
Benefits paid	(457)	(450)
Past service cost	34	37
Business acquisition		2
Settlements		(34)
Foreign exchange	62	(95)
Actuarial loss (gain) on benefit obligation	(2,234)	(857)
End of year	7,630	9,584
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	9,464	8,541
Net interest expense (income)	363	257
Actual return on assets (net of administrative expenses)	(1,402)	854
Employer contributions	264	405
Employee contributions	25	24
Benefits paid	(457)	(450)
Administrative expenses	(12)	(16)
Settlements		(34)
Foreign exchange	64	(117)
End of year	8,309	9,464
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(205)
Excess (deficit) of fair value of assets over benefit obligation at end of year	679	(120)
Effect of asset limitation and minimum funding requirement	(176)	(85)
End of year	503	(205)
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year	456
End of year	1,052	456
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(661)
End of year	(549)	(661)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	281	339
Net interest expense (income)	(20)	23
Administrative expenses	15	14
Past service cost	34	37
Benefit expense (income) recorded in the Consolidated Statement of Income	310	413
Defined contribution benefit expense	125	102
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	(762)	(1,758)
(Return) on plan assets in excess of interest income on fair value of assets	1,402	(854)
Actuarial loss (gain) on benefit obligation	(2,234)	(857)
Change in the asset limitation	70	(47)
Total benefit cost	(327)	(1,243)
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	(1,051)	1,095
Actuarial (gains) and losses from changes in demographic assumptions		8
Actuarial (gains) and losses from changes in financial assumptions	(2,256)	(973)
Actuarial (gains) and losses from changes in experience	22	108
In Scotiabank securities (stock, bonds)	58	60
In property occupied by Scotiabank	4	4
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year	85	134
Net interest expense (income)	8	11
Remeasurement of other long-term benefits	70	(47)
Foreign exchange	13	(13)
End of year	176	85
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,159)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,007)	(1,159)
Employer contributions	59	73
End of year	(1,007)	(1,159)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	1,302	1,420
Current service cost	22	24
Net interest expense (income)	61	56
Benefits paid	(89)	(81)
Past service cost	(1)	(1)
Business acquisition		(2)
Settlements	(2)	(14)
Foreign exchange	56	(37)
Actuarial loss (gain) on benefit obligation	(226)	(63)
End of year	1,123	1,302
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	143	158
Net interest expense (income)	13	13
Actual return on assets (net of administrative expenses)	(24)
Employer contributions	59	73
Benefits paid	(89)	(81)
Settlements	(2)	(14)
Foreign exchange	16	(6)
End of year	116	143
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,159)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,007)	(1,159)
End of year	(1,007)	(1,159)
Other benefit plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
End of year	1
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,159)
End of year	(1,008)	(1,159)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	22	24
Net interest expense (income)	48	43
Past service cost	(1)	(1)
Remeasurement of other long-term benefits	(9)	(6)
Benefit expense (income) recorded in the Consolidated Statement of Income	60	60
Defined contribution benefit expense	1	1
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	(193)	(57)
(Return) on plan assets in excess of interest income on fair value of assets	24
Actuarial loss (gain) on benefit obligation	(217)	(57)
Total benefit cost	(132)	4
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	(11)	13
Actuarial (gains) and losses from changes in demographic assumptions	3	8
Actuarial (gains) and losses from changes in financial assumptions	(219)	(63)
Actuarial (gains) and losses from changes in experience	$ (10)	$ (8)